TYPE:	13F-HR
PERIOD	03/31/2011
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      685 7325.0000 SH      Sole                7275.0000           50.0000
AON Corp                       COM              037389103      429 8100.0000 SH      Sole                7900.0000          200.0000
AT&T Inc                       COM              00206R102      236 7700.0000 SH      Sole                7400.0000          300.0000
Abbott Labs Com                COM              002824100      206 4205.0000 SH      Sole                4055.0000          150.0000
American Express Co Com        COM              025816109     3020 66810.0000 SH     Sole               66570.0000          240.0000
American Intl Group Com        COM              026874784     1329 37830.0000 SH     Sole               36245.0000         1585.0000
Apple Computer Inc             COM              037833100      595 1706.0000 SH      Sole                1686.0000           20.0000
Automatic Data Processing      COM              053015103      556 10835.0000 SH     Sole               10760.0000           75.0000
Bank of America Corp           COM              060505104     4021 301680.0000 SH    Sole              301450.0000          230.0000
Berkshire Hthwy Cl A           COM              084670108      251   2.0000 SH       Sole                   2.0000
Berkshire Hthwy Cl B           COM              084670702     4393 52532.0000 SH     Sole               51257.0000         1275.0000
Biglari Holdings Inc           COM              08986R101     3410 8050.0000 SH      Sole                8000.0000           50.0000
Boulder Total Return Fund      COM              101541100      244 14536.0000 SH     Sole               14536.0000
Bristol-Myers Squibb Co        COM              110122108      211 7985.0000 SH      Sole                7985.0000
Chevron Corp                   COM              166764100      537 5000.0000 SH      Sole                4900.0000          100.0000
Cisco Systems Inc Com          COM              17275R102     3051 177910.0000 SH    Sole              173765.0000         4145.0000
Citigroup Inc Com Pre Split 05 COM              172967101      219 49600.0000 SH     Sole               48100.0000         1500.0000
Coca Cola Co Com               COM              191216100      572 8621.0000 SH      Sole                8496.0000          125.0000
Dell Inc                       COM              24702R101     6880 474157.0000 SH    Sole              467732.0000         6425.0000
Disney Walt Co Com             COM              254687106      284 6583.0000 SH      Sole                6483.0000          100.0000
EMC Corp Mass Com              COM              268648102      329 12370.0000 SH     Sole               12370.0000
Enzon Pharmaceuticals Inc      COM              293904108     1699 155900.0000 SH    Sole              154400.0000         1500.0000
Exxon Mobil Corporation        COM              30231G102     1546 18374.0000 SH     Sole               18074.0000          300.0000
FedEx Corp                     COM              31428X106      582 6225.0000 SH      Sole                6125.0000          100.0000
General Elec Co Com            COM              369604103      471 23485.0000 SH     Sole               23485.0000
General Motors Co              COM              37045V100     2348 75673.0000 SH     Sole               73323.0000         2350.0000
Goldman Sachs Group Inc        COM              38141G104      232 1460.0000 SH      Sole                1420.0000           40.0000
Hewlett Packard Co Com         COM              428236103      609 14866.0000 SH     Sole               14666.0000          200.0000
Honeywell Int'l Inc            COM              438516106      719 12040.0000 SH     Sole               11915.0000          125.0000
Intel Corp Com                 COM              458140100      306 15177.0000 SH     Sole               14652.0000          525.0000
Intl Business Machines Corp    COM              459200101     1126 6902.0000 SH      Sole                6798.0000          104.0000
JP Morgan Chase & Co.          COM              46625H100      725 15730.0000 SH     Sole               15235.0000          495.0000
Johnson & Johnson Com          COM              478160104     3219 54336.0000 SH     Sole               53906.0000          430.0000
Kraft Foods Inc A              COM              50075N104      758 24171.0000 SH     Sole               23771.0000          400.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      411 4460.0000 SH      Sole                4335.0000          125.0000
Leucadia Natl Corp Com         COM              527288104    12841 342058.0000 SH    Sole              336298.0000         5760.0000
Loews Corp Com                 COM              540424108     2267 52600.0000 SH     Sole               52100.0000          500.0000
McDonald's Corporation         COM              580135101     3487 45830.0000 SH     Sole               45640.0000          190.0000
Mercury Genl Corp New Com      COM              589400100     3193 81600.0000 SH     Sole               81400.0000          200.0000
Microsoft Corp Com             COM              594918104     5181 204073.0000 SH    Sole              202128.0000         1945.0000
Morgan Stanley                 COM              617446448     3464 126800.0000 SH    Sole              125200.0000         1600.0000
Nike Inc Cl B                  COM              654106103     3032 40050.0000 SH     Sole               39975.0000           75.0000
Pepsico Inc                    COM              713448108      308 4780.0000 SH      Sole                4380.0000          400.0000
Pfizer Inc Com                 COM              717081103      201 9874.0000 SH      Sole                9737.0000          137.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      544 9470.0000 SH      Sole                9320.0000          150.0000
Procter & Gamble Co Com        COM              742718109      646 10487.0000 SH     Sole               10407.0000           80.0000
Ross Stores Inc                COM              778296103      593 8335.0000 SH      Sole                8235.0000          100.0000
Schlumberger Ltd Com           COM              806857108      538 5770.0000 SH      Sole                5645.0000          125.0000
Shaw Communications Inc B      COM              82028K200      211 10000.0000 SH     Sole               10000.0000
Sysco Corp                     COM              871829107      474 17105.0000 SH     Sole               16805.0000          300.0000
Target Corp                    COM              87612E106     3041 60800.0000 SH     Sole               60800.0000
USG Corp                       COM              903293405     4223 253485.0000 SH    Sole              248711.0000         4774.0000
Wal Mart Stores Inc Com        COM              931142103      278 5350.0000 SH      Sole                5000.0000          350.0000
White Mountains Ins Group Com  COM              g9618e107     3460 9500.0000 SH      Sole                9400.0000          100.0000
Brookfield Asset Mgmt Cl A     COM              112585104     3181 98000.0000 SH     Sole               96100.0000         1900.0000
Cemex SA Spons ADR             COM              151290889     2765 309608.0000 SH    Sole              304720.0000         4888.0000
Fairfax Financials Hldgs Ltd   COM              303901102     6415 16980.0000 SH     Sole               16810.0000          170.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      543 10825.0000 SH     Sole                9775.0000         1050.0000
Vodafone Group PLC-SP ADR      COM              92857W209      497 17290.0000 SH     Sole               16940.0000          350.0000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409     1519 19620.000 SH      Sole                19620.000